Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Balance - beginning of period	$ 988	$ 666
Balance - end of period	942	988	$ 666
Cost
Right-of-use assets
Balance - beginning of period	1,487	1,043	851
Additions through business combinations	4	263
Additions - separately acquired	235	245	191
Disposals and other movements	(104)	(23)	(29)
Exchange adjustments	(79)	(41)	30
Balance - end of period	1,543	1,487	1,043
Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(499)	(377)	(204)
Depreciation charge for the year	246	235	215
Impairment charge	2
Disposals and other movements	114	96	54
Exchange adjustments	32	17	(12)
Balance - end of period	(601)	(499)	(377)
Land and buildings
Right-of-use assets
Balance - beginning of period	807	488
Balance - end of period	771	807	488
Land and buildings | Cost
Right-of-use assets
Balance - beginning of period	1,133	735	627
Additions through business combinations	4	255
Additions - separately acquired	140	145	87
Disposals and other movements	(33)	25
Exchange adjustments	(62)	(27)	21
Balance - end of period	1,182	1,133	735
Land and buildings | Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(326)	(247)	(132)
Depreciation charge for the year	160	144	131
Impairment charge	2
Disposals and other movements	54	54	24
Exchange adjustments	23	11	(8)
Balance - end of period	(411)	(326)	(247)
Motor vehicles
Right-of-use assets
Balance - beginning of period	167	155
Balance - end of period	153	167	155
Motor vehicles | Cost
Right-of-use assets
Balance - beginning of period	321	272	202
Additions through business combinations		8
Additions - separately acquired	81	98	89
Disposals and other movements	(58)	(44)	(27)
Exchange adjustments	(15)	(13)	8
Balance - end of period	329	321	272
Motor vehicles | Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(154)	(117)	(64)
Depreciation charge for the year	80	85	75
Disposals and other movements	50	42	26
Exchange adjustments	8	6	(4)
Balance - end of period	(176)	(154)	(117)
Other assets
Right-of-use assets
Balance - beginning of period	14	23
Balance - end of period	18	14	23
Other assets | Cost
Right-of-use assets
Balance - beginning of period	33	36	22
Additions - separately acquired	14	2	15
Disposals and other movements	(13)	(4)	(2)
Exchange adjustments	(2)	(1)	1
Balance - end of period	32	33	36
Other assets | Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(19)	(13)	(8)
Depreciation charge for the year	6	6	9
Disposals and other movements	10		4
Exchange adjustments	1
Balance - end of period	$ (14)	$ (19)	$ (13)